Legal Contingencies	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies/Legal Contingencies [Abstract]
LEGAL CONTINGENCIES

(20) LEGAL CONTINGENCIES

Various legal claims arise from time to time within the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial statements.